INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Inventory
Goods in transit	$ 588,201	$ 4,340,232
Supplies	22,273,707	17,534,434
Agricultural products	50,103,153	47,284,512
Inventories	157,647,583	126,044,122
Net of agricultural products	107,544,430	78,759,610
Seeds
Inventory
Inventories	737,129	1,183,915
Resale products
Inventory
Inventories	60,243,488	35,080,737
Microbiological products produced
Inventory
Inventories	25,807,803	21,725,042
Allowance for obsolescence
Inventory
Inventories	$ (2,105,898)	$ (1,104,750)